Loans Receivable and Allowance for Loan Losses (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Loans with Specific Evidence of Deterioration in Credit Quality, Outstanding Balance	$ 1,821	$ 498
Acquired Loans with Specific Evidence of Deterioration in Credit Quality, Carrying Amount	1,386	498
Real Estate Acquired Through Foreclosure	5,302	2,847
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	163	515	$ 451
Loans and Leases Receivable, Gross	714,105	560,251
Impaired Financing Receivable, Recorded Investment	2,624	9,228
Impaired Financing Receivable, Related Allowance		1,613
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,624	2,855
Impaired Financing Receivable, with Related Allowance, Recorded Investment		6,373
Write downs	2,951	3,198	1,546
Proceeds from Sale of Mortgage Loans Held-for-sale	1,739	4,410	4,419
Servicing Asset at Amortized Cost	35,500	32,900
Customer Concentration Risk [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs	31	643	$ 422
Hospitality Lodging Industry [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 71,800
Concentration Risk, Percentage	70.70%
Automobile Dealers [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 50,900
Concentration Risk, Percentage	50.10%
Troubled Debt Restructured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Related Allowance	$ 0	1,613
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Loans with Specific Evidence of Deterioration in Credit Quality, Carrying Amount	821	140
Real Estate Acquired Through Foreclosure	297
Mortgage Loans in Process of Foreclosure, Amount	421
Allowance for Loan and Lease Losses, Adjustments, Other		(254)
Loans and Leases Receivable, Gross	237,177	161,820
Allowance for Loan and Lease Losses, Real Estate		1,069
Impaired Financing Receivable, Recorded Investment	23	168
Impaired Financing Receivable, Related Allowance	0	0
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	23	$ 168
Historical loss factor		0.23%	0.30%
Write downs	123	$ 224	$ 270
Gross Realized Gains on Loans	54	113	150
Gross Realized Losses on Loans	0	0	0
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Loans with Specific Evidence of Deterioration in Credit Quality, Carrying Amount	565	358
Allowance for Loan and Lease Losses, Adjustments, Other	419	1,320
Allowance for Loan and Lease Losses, Period Increase (Decrease)	(883)
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses		1,596
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses, Decreases		1,610
Loans and Leases Receivable, Gross	320,187	279,123
Allowance for Loan and Lease Losses, Real Estate	4,623	5,506	3,890
Impaired Financing Receivable, Recorded Investment	2,601	9,017
Impaired Financing Receivable, Related Allowance		1,613
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 2,601	2,644
Impaired Financing Receivable, with Related Allowance, Recorded Investment		$ 6,373
Historical loss factor	0.80%	0.70%
Write downs	$ 2,711	$ 2,883	$ 1,196
Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment	2,624	9,228
Impaired Financing Receivable, Related Allowance	0	1,613
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		2,855
Impaired Financing Receivable, with Related Allowance, Recorded Investment		6,373
Impaired Loans Not Requiring an Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs	831	1,971
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,624	2,855
Impaired Loans Requiring an Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs		73
Impaired Financing Receivable, with Related Allowance, Recorded Investment	$ 0	$ 6,373